UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense – 6.5%
290,874	Honeywell International, Inc.	$ 22,821,974
45,145	Precision Castparts Corp.	9,657,418
166,591	The Boeing Co.	16,495,841
72,369	United Technologies Corp.	6,867,818

		55,843,051

Air Freight & Logistics – 1.5%
131,326	FedEx Corp.	12,651,947

Beverages – 4.4%
114,019	Beam, Inc.	7,392,992
74,903	Diageo PLC ADR	8,858,029
168,345	PepsiCo., Inc.	13,597,226
204,053	The Coca-Cola Co.	8,160,079

		38,008,326

Biotechnology – 5.1%
99,370	Amgen, Inc.	9,989,666
57,343	Celgene Corp.*	7,090,462
242,090	Gilead Sciences, Inc.*	13,189,063
24,773	Regeneron Pharmaceuticals, Inc.*	5,991,846
92,191	Vertex Pharmaceuticals, Inc.*	7,403,859

		43,664,896

Capital Markets – 0.7%
74,551	T. Rowe Price Group, Inc.	5,655,439

Chemicals – 2.7%
56,273	Ecolab, Inc.	4,753,380
46,353	Monsanto Co.	4,664,966
120,800	Praxair, Inc.	13,811,064

		23,229,410

Communications Equipment – 3.1%
423,468	QUALCOMM, Inc.	26,881,749

Computers & Peripherals – 7.1%
135,533	Apple, Inc.	60,946,479

Construction & Engineering* – 0.3%
99,421	Quanta Services, Inc.	2,820,574

Consumer Finance – 2.0%
228,963	American Express Co.	17,334,789

Diversified Financial Services* – 2.6%
78,085	IntercontinentalExchange, Inc.	13,368,933
252,463	MSCI, Inc. Class A	8,896,796

		22,265,729

Electrical Equipment – 1.9%
80,016	Eaton Corp. PLC	5,285,857
46,543	Rockwell Automation, Inc.	4,096,715
54,809	Roper Industries, Inc.	6,808,374

		16,190,946

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.1%
124,836	Amphenol Corp. Class A	$ 9,724,724

Energy Equipment & Services – 2.7%
150,432	Halliburton Co.	6,295,579
226,251	Schlumberger Ltd.	16,523,111

		22,818,690

Food & Staples Retailing – 2.9%
155,424	Costco Wholesale Corp.	17,045,350
109,716	Wal-Mart Stores, Inc.	8,211,145

		25,256,495

Health Care Equipment & Supplies – 3.3%
364,617	Abbott Laboratories	13,370,505
89,570	Becton Dickinson & Co.	8,833,393
59,528	C.R. Bard, Inc.	6,136,742

		28,340,640

Health Care Providers & Services* – 0.7%
62,858	Henry Schein, Inc.	6,052,597

Hotels, Restaurants & Leisure – 3.3%
22,923	Chipotle Mexican Grill, Inc.*	8,275,203
162,294	Marriott International, Inc. Class A	6,817,971
65,728	McDonald’s Corp.	6,347,353
95,309	Yum! Brands, Inc.	6,457,185

		27,897,712

Household Products – 1.7%
108,964	Church & Dwight Co., Inc.	6,626,101
37,936	Colgate-Palmolive Co.	2,194,218
78,150	The Procter & Gamble Co.	5,998,794

		14,819,113

Industrial Conglomerates – 1.2%
171,517	Danaher Corp.	10,603,181

Internet & Catalog Retail* – 3.3%
64,296	Amazon.com, Inc.	17,297,553
13,994	Priceline.com, Inc.	11,250,196

		28,547,749

Internet Software & Services* – 7.5%
192,687	eBay, Inc.	10,424,367
83,693	Equinix, Inc.	16,959,549
42,546	Google, Inc. Class A	37,032,464

		64,416,380

IT Services – 4.3%
120,734	Cognizant Technology Solutions Corp. Class A*	7,805,453
55,888	International Business Machines Corp.	11,625,822
22,213	MasterCard, Inc. Class A	12,666,963
27,697	Visa, Inc. Class A	4,933,944

		37,032,182

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.4%
271,451	Agilent Technologies, Inc.	$ 12,337,448

Machinery – 1.1%
74,806	Cummins, Inc.	8,949,042

Media – 3.0%
82,644	Discovery Communications, Inc. Class A*	6,517,306
108,797	Scripps Networks Interactive Class A	7,328,566
181,944	Viacom, Inc. Class B	11,988,290

		25,834,162

Multiline Retail* – 1.1%
177,927	Dollar General Corp.	9,394,546

Oil, Gas & Consumable Fuels – 2.0%
87,814	Anadarko Petroleum Corp.	7,681,091
36,714	EOG Resources, Inc.	4,739,777
35,342	Pioneer Natural Resources Co.	4,901,229

		17,322,097

Personal Products – 1.3%
157,350	The Estee Lauder Cos., Inc. Class A	10,665,183

Pharmaceuticals – 2.2%
81,617	Roche Holding AG ADR	5,084,053
257,940	Sanofi ADR	13,694,035

		18,778,088

Real Estate Investment Trusts – 1.5%
166,005	American Tower Corp.	12,921,829

Real Estate Management & Development* – 1.2%
439,902	CBRE Group, Inc. Class A	10,196,928

Semiconductors & Semiconductor Equipment – 1.7%
361,769	Xilinx, Inc.	14,705,910

Software – 3.0%
374,453	Activision Blizzard, Inc.	5,403,357
440,395	Oracle Corp.	14,867,735
133,992	Salesforce.com, Inc.*	5,671,881

		25,942,973

Specialty Retail – 1.3%
114,437	L Brands, Inc.	5,722,994
82,766	PetSmart, Inc.	5,586,705

		11,309,699

Textiles, Apparel & Luxury Goods – 3.6%
40,525	Lululemon Athletica, Inc.*	3,153,250
291,184	NIKE, Inc. Class B	17,954,405
82,741	PVH Corp.	9,530,936

		30,638,591

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 2.4%
221,633	Philip Morris International, Inc.	$ 20,148,656

Wireless Telecommunication Services* – 2.3%
265,202	SBA Communications Corp. Class A	19,961,755

TOTAL COMMON STOCKS		$850,109,705

Exchange Traded Fund – 0.3%
32,044	iShares Russell 1000 Growth Index Fund	$ 2,380,549

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.1%
Repurchase Agreement – 1.1%
Joint Repurchase Agreement Account II
$9,700,000	0.096%	06/03/13	$ 9,700,000

TOTAL INVESTMENTS – 100.4%			$862,190,254

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(3,229,988)

NET ASSETS – 100.0%			$858,960,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$576,162,119

Gross unrealized gain	293,229,775
Gross unrealized loss	(7,201,640)

Net unrealized security gain	$286,028,135

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 3.7%
42,583	Honeywell International, Inc.	$ 3,341,062
11,960	Precision Castparts Corp.	2,558,483

		5,899,545

Air Freight & Logistics – 2.6%
42,142	FedEx Corp.	4,059,960

Beverages – 2.4%
46,190	PepsiCo., Inc.	3,730,766

Biotechnology* – 1.8%
35,316	Vertex Pharmaceuticals, Inc.	2,836,228

Capital Markets – 1.8%
47,557	Northern Trust Corp.	2,765,440

Chemicals – 2.7%
36,590	Praxair, Inc.	4,183,335

Communications Equipment – 5.7%
141,328	QUALCOMM, Inc.	8,971,501

Computers & Peripherals – 7.4%
26,053	Apple, Inc.	11,715,513

Consumer Finance – 3.8%
79,123	American Express Co.	5,990,402

Diversified Financial Services* – 2.3%
21,329	IntercontinentalExchange, Inc.	3,651,738

Energy Equipment & Services – 4.6%
99,184	Schlumberger Ltd.	7,243,408

Food & Staples Retailing – 3.5%
50,480	Costco Wholesale Corp.	5,536,142

Health Care Equipment & Supplies – 1.8%
75,197	Abbott Laboratories	2,757,474

Hotels, Restaurants & Leisure – 3.3%
6,700	Chipotle Mexican Grill, Inc.*	2,418,700
65,460	Marriott International, Inc. Class A	2,749,975

		5,168,675

Household Products – 2.0%
41,355	The Procter & Gamble Co.	3,174,410

Internet & Catalog Retail* – 4.0%
15,979	Amazon.com, Inc.	4,298,830
2,506	Priceline.com, Inc.	2,014,649

		6,313,479

Internet Software & Services* – 9.5%
26,913	Equinix, Inc.	5,453,650
10,941	Google, Inc. Class A	9,523,156

		14,976,806

Shares	Description	Value
Common Stocks – (continued)
IT Services – 2.4%
6,693	MasterCard, Inc. Class A	$ 3,816,683

Multiline Retail* – 2.4%
72,378	Dollar General Corp.	3,821,558

Oil, Gas & Consumable Fuels – 3.0%
35,235	Anadarko Petroleum Corp.	3,082,006
11,793	Pioneer Natural Resources Co.	1,635,453

		4,717,459

Pharmaceuticals – 2.2%
66,684	Sanofi ADR	3,540,254

Real Estate Investment Trusts – 5.1%
102,160	American Tower Corp.	7,952,134

Real Estate Management & Development* – 3.1%
208,508	CBRE Group, Inc. Class A	4,833,215

Semiconductors & Semiconductor Equipment – 3.4%
131,781	Xilinx, Inc.	5,356,898

Software – 4.4%
120,069	Activision Blizzard, Inc.	1,732,595
92,013	Oracle Corp.	3,106,359
49,072	Salesforce.com, Inc.*	2,077,218

		6,916,172

Specialty Retail – 1.5%
47,400	L Brands, Inc.	2,370,474

Textiles, Apparel & Luxury Goods – 5.2%
85,291	NIKE, Inc. Class B	5,259,043
25,387	PVH Corp.	2,924,329

		8,183,372

Wireless Telecommunication Services* – 2.6%
57,813	Crown Castle International Corp.	4,119,176

TOTAL COMMON STOCKS		$154,602,217

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$2,700,000	0.096%	06/03/13	$ 2,700,000

TOTAL INVESTMENTS – 99.9%			$157,302,217

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			92,655

NET ASSETS – 100.0%			$157,394,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$103,347,424

Gross unrealized gain	55,995,870
Gross unrealized loss	(2,041,077)

Net unrealized security gain	$53,954,793

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense – 2.0%
1,676	Honeywell International, Inc.	$ 131,499
492	Precision Castparts Corp.	105,249

		236,748

Air Freight & Logistics – 0.8%
950	FedEx Corp.	91,523

Auto Components* – 0.4%
2,662	Gentherm, Inc.	49,034

Beverages – 2.8%
937	Beam, Inc.	60,755
1,275	Diageo PLC ADR	150,781
1,497	PepsiCo., Inc.	120,913

		332,449

Biotechnology – 5.2%
679	Amgen, Inc.	68,260
1,080	BioMarin Pharmaceutical, Inc.*	67,716
784	Celgene Corp.*	96,941
1,726	Cepheid, Inc.*	59,996
2,756	Gilead Sciences, Inc.*	150,147
279	Regeneron Pharmaceuticals, Inc.*	67,482
1,276	Vertex Pharmaceuticals, Inc.*	102,475

		613,017

Capital Markets – 1.4%
3,095	Lazard Ltd. Class A	104,859
1,083	Northern Trust Corp.	62,976

		167,835

Chemicals – 3.4%
935	Airgas, Inc.	96,202
513	Ecolab, Inc.	43,333
1,262	International Flavors & Fragrances, Inc.	101,326
1,416	Praxair, Inc.	161,892

		402,753

Commercial Banks – 0.5%
1,689	First Republic Bank	62,763

Commercial Services & Supplies – 2.2%
4,750	Healthcare Services Group, Inc.	107,777
3,628	Ritchie Bros. Auctioneers, Inc.	75,100
660	Stericycle, Inc.*	72,442

		255,319

Communications Equipment – 3.0%
5,594	QUALCOMM, Inc.	355,107

Computers & Peripherals – 6.4%
1,665	Apple, Inc.	748,717

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering* – 0.7%
3,106	Quanta Services, Inc.	$ 88,117

Consumer Finance – 2.5%
2,347	American Express Co.	177,692
5,080	SLM Corp.	120,599

		298,291

Diversified Consumer Services* – 0.7%
1,483	Coinstar, Inc.	86,370

Diversified Financial Services* – 2.8%
1,074	IntercontinentalExchange, Inc.	183,880
4,233	MSCI, Inc. Class A	149,171

		333,051

Diversified Telecommunication Services* – 0.9%
3,566	TW telecom, Inc.	101,738

Electrical Equipment – 1.8%
812	Rockwell Automation, Inc.	71,472
513	Roper Industries, Inc.	63,725
2,317	Sensata Technologies Holding NV*	81,327

		216,524

Electronic Equipment, Instruments & Components – 1.2%
1,824	Amphenol Corp. Class A	142,090

Energy Equipment & Services – 3.0%
1,596	Halliburton Co.	66,793
3,863	Schlumberger Ltd.	282,115

		348,908

Food & Staples Retailing – 2.6%
2,165	Costco Wholesale Corp.	237,435
3,468	The Chefs’ Warehouse, Inc.*	65,476

		302,911

Food Products* – 0.9%
910	The Hain Celestial Group, Inc.	60,624
710	TreeHouse Foods, Inc.	46,491

		107,115

Health Care Equipment & Supplies – 2.6%
3,171	Abbott Laboratories	116,280
1,141	C.R. Bard, Inc.	117,626
1,917	CareFusion Corp.*	70,450

		304,356

Health Care Providers & Services* – 1.8%
2,780	ExamWorks Group, Inc.	51,875
1,045	Henry Schein, Inc.	100,623
645	MEDNAX, Inc.	59,875

		212,373

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.1%
194	Chipotle Mexican Grill, Inc.*	$ 70,034
2,098	Marriott International, Inc. Class A	88,137
1,312	Yum! Brands, Inc.	88,888

		247,059

Household Products – 1.7%
1,222	Church & Dwight Co., Inc.	74,310
1,643	The Procter & Gamble Co.	126,117

		200,427

Industrial Conglomerates – 0.8%
1,493	Danaher Corp.	92,297

Internet & Catalog Retail* – 3.0%
756	Amazon.com, Inc.	203,387
186	Priceline.com, Inc.	149,531

		352,918

Internet Software & Services* – 7.9%
2,071	eBay, Inc.	112,041
1,151	Equinix, Inc.	233,239
539	Google, Inc. Class A	469,151
3,160	Pandora Media, Inc.	53,783
1,569	Rackspace Hosting, Inc.	58,885

		927,099

IT Services – 3.7%
789	Cognizant Technology Solutions Corp. Class A*	51,009
4,043	InterXion Holding NV*	110,980
306	MasterCard, Inc. Class A	174,497
588	Visa, Inc. Class A	104,746

		441,232

Life Sciences Tools & Services – 0.9%
2,356	Agilent Technologies, Inc.	107,080

Machinery – 2.4%
1,068	Graco, Inc.	68,832
974	IDEX Corp.	53,619
3,608	Kennametal, Inc.	156,371

		278,822

Media – 2.1%
1,126	Discovery Communications, Inc. Class A*	88,796
1,067	Scripps Networks Interactive Class A	71,873
1,256	Viacom, Inc. Class B	82,758

		243,427

Multiline Retail* – 1.2%
2,584	Dollar General Corp.	136,435

Oil, Gas & Consumable Fuels – 1.3%
533	Anadarko Petroleum Corp.	46,621
342	Pioneer Natural Resources Co.	47,429
1,190	Whiting Petroleum Corp.*	54,823

		148,873

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.8%
1,395	The Estee Lauder Cos., Inc. Class A	$ 94,553

Pharmaceuticals – 1.5%
1,116	Roche Holding AG ADR	69,517
2,096	Sanofi ADR	111,277

		180,794

Real Estate Investment Trusts – 1.2%
1,827	American Tower Corp.	142,214

Real Estate Management & Development* – 1.4%
7,302	CBRE Group, Inc. Class A	169,260

Road & Rail* – 0.7%
3,089	Roadrunner Transportation Systems, Inc.	85,565

Semiconductors & Semiconductor Equipment – 1.8%
1,004	Hittite Microwave Corp.*	54,497
3,790	Xilinx, Inc.	154,064

		208,561

Software – 3.9%
3,308	Activision Blizzard, Inc.	47,734
2,175	MICROS Systems, Inc.*	91,785
4,976	Oracle Corp.	167,990
3,251	Salesforce.com, Inc.*	137,615
333	Tableau Software, Inc. Class A*	17,016

		462,140

Specialty Retail – 3.3%
1,509	Dick’s Sporting Goods, Inc.	78,981
2,110	L Brands, Inc.	105,521
1,380	PetSmart, Inc.	93,150
973	Restoration Hardware Holdings, Inc.*	54,361
793	Tiffany & Co.	61,680

		393,693

Textiles, Apparel & Luxury Goods – 4.7%
850	Carter’s, Inc.	61,260
1,421	Deckers Outdoor Corp.*	76,279
725	Lululemon Athletica, Inc.*	56,412
3,506	NIKE, Inc. Class B	216,180
1,280	PVH Corp.	147,443

		557,574

Tobacco – 1.0%
1,231	Philip Morris International, Inc.	111,910

Wireless Telecommunication Services* – 2.0%
3,166	SBA Communications Corp. Class A	238,305

TOTAL COMMON STOCKS		$11,677,347

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$200,000	0.096%	06/03/13	$ 200,000

TOTAL INVESTMENTS – 100.7%			$11,877,347

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(88,008)

NET ASSETS – 100.0%			$11,789,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,377,898

Gross unrealized gain	3,743,155
Gross unrealized loss	(243,706)

Net unrealized security gain	$3,499,449

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Air Freight & Logistics – 3.9%
4,883	FedEx Corp.	$ 470,428

Capital Markets – 4.9%
10,222	Northern Trust Corp.	594,409

Chemicals – 2.7%
2,911	Praxair, Inc.	332,815

Communications Equipment – 7.1%
13,654	QUALCOMM, Inc.	866,756

Computers & Peripherals – 8.5%
2,307	Apple, Inc.	1,037,412

Consumer Finance – 5.1%
8,189	American Express Co.	619,989

Diversified Financial Services* – 4.3%
3,054	IntercontinentalExchange, Inc.	522,875

Energy Equipment & Services – 4.7%
7,735	Schlumberger Ltd.	564,887

Food & Staples Retailing – 4.7%
5,228	Costco Wholesale Corp.	573,355

Internet & Catalog Retail* – 2.0%
900	Amazon.com, Inc.	242,127

Internet Software & Services* – 12.0%
2,927	Equinix, Inc.	593,127
1,002	Google, Inc. Class A	872,151

		1,465,278

IT Services – 3.4%
731	MasterCard, Inc. Class A	416,853

Oil, Gas & Consumable Fuels – 2.1%
2,849	Anadarko Petroleum Corp.	249,202

Pharmaceuticals – 2.0%
4,503	Sanofi ADR	239,064

Real Estate Investment Trusts – 4.3%
6,760	American Tower Corp.	526,199

Real Estate Management & Development* – 5.1%
26,963	CBRE Group, Inc. Class A	625,002

Semiconductors & Semiconductor Equipment – 5.7%
17,188	Xilinx, Inc.	698,692

Software – 1.9%
16,009	Activision Blizzard, Inc.	231,010

Textiles, Apparel & Luxury Goods – 9.0%
9,723	NIKE, Inc. Class B	599,520
4,341	PVH Corp.	500,040

		1,099,560

Wireless Telecommunication Services* – 4.9%
7,877	SBA Communications Corp. Class A	592,902

TOTAL COMMON STOCKS		$11,968,815

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.6%
Repurchase Agreement – 1.6%
Joint Repurchase Agreement Account II
$200,000	0.096%	06/03/13	$ 200,000

TOTAL INVESTMENTS – 99.9%			$12,168,815

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			7,365

NET ASSETS – 100.0%			$12,176,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,329,636

Gross unrealized gain	977,040
Gross unrealized loss	(137,861)

Net unrealized security gain	$839,179

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Beverages – 2.0%
870,096	Beam, Inc.	$ 56,417,025
664,026	Monster Beverage Corp.*	36,249,179

		92,666,204

Biotechnology* – 4.6%
258,229	Alexion Pharmaceuticals, Inc.	25,187,657
864,876	ARIAD Pharmaceuticals, Inc.	15,861,826
640,688	BioMarin Pharmaceutical, Inc.	40,171,138
1,247,868	Cepheid, Inc.	43,375,892
537,363	Medivation, Inc.	26,094,347
803,818	Vertex Pharmaceuticals, Inc.	64,554,623

		215,245,483

Capital Markets – 4.3%
1,756,139	Lazard Ltd. Class A	59,497,990
1,358,035	Northern Trust Corp.	78,969,735
825,692	T. Rowe Price Group, Inc.	62,636,995

		201,104,720

Chemicals – 4.8%
806,297	Airgas, Inc.	82,959,898
859,602	Ecolab, Inc.	72,610,581
840,375	International Flavors & Fragrances, Inc.	67,473,709

		223,044,188

Commercial Banks – 1.7%
2,102,138	First Republic Bank	78,115,448

Commercial Services & Supplies – 1.3%
2,841,305	Ritchie Bros. Auctioneers, Inc.	58,815,014

Communications Equipment* – 0.4%
1,160,728	Juniper Networks, Inc.	20,579,707

Construction & Engineering* – 0.9%
1,526,554	Quanta Services, Inc.	43,308,337

Consumer Finance – 1.0%
1,992,900	SLM Corp.	47,311,446

Diversified Consumer Services* – 1.4%
1,143,120	Coinstar, Inc.	66,575,309

Diversified Financial Services* – 4.6%
632,782	IntercontinentalExchange, Inc.	108,338,606
2,957,524	MSCI, Inc. Class A	104,223,146

		212,561,752

Diversified Telecommunication Services* – 1.4%
2,257,994	TW telecom, Inc.	64,420,569

Electrical Equipment – 4.8%
466,929	Hubbell, Inc. Class B	46,893,679
494,976	Rockwell Automation, Inc.	43,567,788
419,764	Roper Industries, Inc.	52,143,084
2,278,364	Sensata Technologies Holding NV*	79,970,576

		222,575,127

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.1%
1,269,312	Amphenol Corp. Class A	$ 98,879,405

Energy Equipment & Services – 3.1%
876,888	Cameron International Corp.*	53,376,172
262,004	Core Laboratories NV	36,093,671
591,106	Dril-Quip, Inc.*	53,465,538

		142,935,381

Food Products* – 2.1%
990,252	The Hain Celestial Group, Inc.	65,970,588
512,863	TreeHouse Foods, Inc.	33,582,269

		99,552,857

Health Care Equipment & Supplies – 3.5%
864,208	C.R. Bard, Inc.	89,091,203
1,605,999	CareFusion Corp.*	59,020,463
207,527	Teleflex, Inc.	16,255,590

		164,367,256

Health Care Providers & Services* – 1.8%
635,697	Henry Schein, Inc.	61,211,264
251,284	MEDNAX, Inc.	23,326,694

		84,537,958

Health Care Technology* – 0.9%
1,664,331	HMS Holdings Corp.	41,441,842

Hotels, Restaurants & Leisure – 3.0%
129,228	Chipotle Mexican Grill, Inc.*	46,651,308
1,041,013	Dunkin’ Brands Group, Inc.	41,224,115
1,237,431	Marriott International, Inc. Class A	51,984,476

		139,859,899

Household Products – 1.3%
994,440	Church & Dwight Co., Inc.	60,471,896

Internet Software & Services* – 4.2%
524,083	Equinix, Inc.	106,200,179
2,164,534	Pandora Media, Inc.	36,840,369
1,426,823	Rackspace Hosting, Inc.	53,548,667

		196,589,215

IT Services – 2.8%
521,963	Cognizant Technology Solutions Corp. Class A*	33,744,908
649,852	FleetCor Technologies, Inc.*	56,589,112
1,954,962	Genpact Ltd.	37,828,515

		128,162,535

Life Sciences Tools & Services – 3.3%
2,621,981	Agilent Technologies, Inc.	119,169,036
157,019	Mettler-Toledo International, Inc.*	34,270,967

		153,440,003

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 3.0%
1,017,927	Graco, Inc.	$ 65,605,395
1,727,529	Kennametal, Inc.	74,871,107

		140,476,502

Media – 2.3%
632,416	Discovery Communications, Inc. Class A*	49,872,326
831,186	Scripps Networks Interactive Class A	55,988,689

		105,861,015

Multiline Retail* – 2.2%
1,903,404	Dollar General Corp.	100,499,731

Oil, Gas & Consumable Fuels – 2.2%
478,106	Pioneer Natural Resources Co.	66,303,740
739,942	Whiting Petroleum Corp.*	34,089,128

		100,392,868

Personal Products – 0.9%
609,191	The Estee Lauder Cos., Inc. Class A	41,290,966

Pharmaceuticals – 1.2%
500,267	Shire PLC ADR	49,261,292
172,194	Zoetis, Inc.	5,510,208

		54,771,500

Real Estate Management & Development* – 2.3%
4,531,429	CBRE Group, Inc. Class A	105,038,524

Semiconductors & Semiconductor Equipment – 4.6%
1,963,228	Altera Corp.	65,159,537
1,088,516	Linear Technology Corp.	40,819,350
2,605,574	Xilinx, Inc.	105,916,583

		211,895,470

Software – 3.1%
2,490,296	Activision Blizzard, Inc.	35,934,971
1,256,295	MICROS Systems, Inc.*	53,015,649
1,291,712	Salesforce.com, Inc.*	54,678,169

		143,628,789

Specialty Retail – 5.9%
833,991	Dick’s Sporting Goods, Inc.	43,651,089
1,625,468	L Brands, Inc.	81,289,655
1,245,888	PetSmart, Inc.	84,097,440
533,780	Tiffany & Co.	41,517,408
236,696	Ulta Salon, Cosmetics & Fragrance, Inc.*	21,482,529

		272,038,121

Textiles, Apparel & Luxury Goods – 4.9%
1,189,746	Deckers Outdoor Corp.*	63,865,565

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
1,324,153	Fifth & Pacific Cos., Inc.*	$ 28,456,048
474,338	Lululemon Athletica, Inc.*	36,908,240
870,316	PVH Corp.	100,251,700

		229,481,553

Wireless Telecommunication Services* – 4.3%
636,830	Crown Castle International Corp.	45,374,138
2,062,812	SBA Communications Corp. Class A	155,267,859

		200,641,997

TOTAL COMMON STOCKS		$4,562,578,587

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.9%
Repurchase Agreement – 2.9%
Joint Repurchase Agreement Account II
$133,300,000	0.096%	06/03/13	$ 133,300,000

TOTAL INVESTMENTS – 101.1%			$4,695,878,587

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(50,557,532)

NET ASSETS – 100.0%			$4,645,321,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,491,235,326

Gross unrealized gain	1,281,616,868
Gross unrealized loss	(76,973,607)

Net unrealized security gain	$1,204,643,261

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Aerospace & Defense* – 0.5%
326,346	Aerovironment, Inc.	$ 6,549,764

Auto Components* – 0.9%
642,903	Gentherm, Inc.	11,842,273

Biotechnology* – 6.5%
793,959	Achillion Pharmaceuticals, Inc.	6,621,618
321,958	ARIAD Pharmaceuticals, Inc.	5,904,710
269,466	BioMarin Pharmaceutical, Inc.	16,895,518
509,050	Cepheid, Inc.	17,694,578
405,157	Durata Therapeutics, Inc.	2,977,904
181,354	Medivation, Inc.	8,806,550
281,246	Neurocrine Biosciences, Inc.	3,636,511
623,307	Regulus Therapeutics, Inc.	5,584,831
584,791	Swedish Orphan Biovitrum AB ADR	3,613,567
102,074	Synageva BioPharma Corp.	4,207,490
316,287	Synta Pharmaceuticals Corp.	2,334,198
115,873	Vertex Pharmaceuticals, Inc.	9,305,761

		87,583,236

Capital Markets – 2.1%
366,237	Evercore Partners, Inc. Class A	14,546,934
386,238	Lazard Ltd. Class A	13,085,743

		27,632,677

Chemicals – 2.6%
176,757	Airgas, Inc.	18,186,528
204,052	International Flavors & Fragrances, Inc.	16,383,335

		34,569,863

Commercial Banks – 3.5%
920,512	Eagle Bancorp, Inc.*	20,720,723
335,441	First Republic Bank	12,464,987
197,809	Independent Bank Group, Inc.*	5,617,776
271,976	Popular, Inc.*	8,159,280

		46,962,766

Commercial Services & Supplies – 3.8%
1,200,519	Healthcare Services Group, Inc.	27,239,776
873,327	Ritchie Bros. Auctioneers, Inc.	18,077,869
53,318	Stericycle, Inc.*	5,852,184

		51,169,829

Communications Equipment* – 0.9%
1,219,833	Calix, Inc.	12,783,850

Construction & Engineering* – 0.9%
429,987	Quanta Services, Inc.	12,198,731

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.0%
570,767	SLM Corp.	$ 13,550,008

Diversified Consumer Services* – 1.4%
320,900	Coinstar, Inc.	18,689,216

Diversified Financial Services* – 2.2%
844,573	MSCI, Inc. Class A	29,762,752

Diversified Telecommunication Services* – 1.5%
691,343	TW telecom, Inc.	19,724,016

Electrical Equipment – 3.7%
134,109	Hubbell, Inc. Class B	13,468,567
105,101	Roper Industries, Inc.	13,055,646
654,379	Sensata Technologies Holding NV*	22,968,703

		49,492,916

Electronic Equipment, Instruments & Components – 3.0%
256,446	Amphenol Corp. Class A	19,977,143
242,391	IPG Photonics Corp.	14,373,786
368,230	RealD, Inc.*	5,556,591

		39,907,520

Energy Equipment & Services – 3.4%
94,465	Core Laboratories NV	13,013,498
272,180	Dril-Quip, Inc.*	24,618,681
92,468	Lufkin Industries, Inc.	8,161,226

		45,793,405

Food & Staples Retailing* – 0.6%
449,895	The Chefs’ Warehouse, Inc.	8,494,018

Food Products* – 2.4%
314,362	The Hain Celestial Group, Inc.	20,942,796
168,631	TreeHouse Foods, Inc.	11,041,958

		31,984,754

Health Care Equipment & Supplies – 2.5%
361,757	CareFusion Corp.*	13,294,570
401,344	DexCom, Inc.*	8,359,995
100,723	Given Imaging Ltd.*	1,444,368
59,155	Teleflex, Inc.	4,633,611
406,975	Tornier NV*	6,434,275

		34,166,819

Health Care Providers & Services* – 4.0%
288,806	Acadia Healthcare Co., Inc.	9,643,232
665,932	ExamWorks Group, Inc.	12,426,291
177,589	Henry Schein, Inc.	17,100,045
151,141	MEDNAX, Inc.	14,030,419

		53,199,987

Health Care Technology* – 1.5%
552,078	HMS Holdings Corp.	13,746,742
417,188	MedAssets, Inc.	6,841,883

		20,588,625

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.7%
287,490	Dunkin’ Brands Group, Inc.	$ 11,384,604
511,449	Texas Roadhouse, Inc.	12,095,769

		23,480,373

Household Durables* – 0.6%
319,716	M/I Homes, Inc.	7,944,943

Household Products – 1.0%
217,073	Church & Dwight Co., Inc.	13,200,209

Internet Software & Services* – 4.8%
93,744	Equinix, Inc.	18,996,284
433,424	ExactTarget, Inc.	9,973,086
516,368	Internap Network Services Corp.	4,120,617
985,663	Pandora Media, Inc.	16,775,984
373,322	Rackspace Hosting, Inc.	14,010,775

		63,876,746

IT Services – 4.2%
331,350	EVERTEC, Inc.*	6,633,627
210,611	FleetCor Technologies, Inc.*	18,340,006
598,431	Genpact Ltd.	11,579,640
721,761	InterXion Holding NV*	19,812,339

		56,365,612

Life Sciences Tools & Services* – 1.5%
31,028	Mettler-Toledo International, Inc.	6,772,171
292,358	PAREXEL International Corp.	13,357,837

		20,130,008

Machinery – 4.0%
290,952	Graco, Inc.	18,751,857
232,179	IDEX Corp.	12,781,454
516,139	Kennametal, Inc.	22,369,464

		53,902,775

Media* – 0.1%
396,091	RLJ Entertainment, Inc.	1,481,380

Oil, Gas & Consumable Fuels* – 4.1%
657,493	Approach Resources, Inc.	16,562,249
573,383	Rex Energy Corp.	9,523,892
273,748	Rosetta Resources, Inc.	12,827,831
353,844	Whiting Petroleum Corp.	16,301,593

		55,215,565

Pharmaceuticals* – 0.5%
406,870	Sagent Pharmaceuticals, Inc.	7,327,729

Real Estate Management & Development* – 1.5%
887,804	CBRE Group, Inc. Class A	20,579,297

Road & Rail* – 1.6%
757,808	Roadrunner Transportation Systems, Inc.	20,991,282

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.4%
277,873	Hittite Microwave Corp.*	$ 15,082,946
477,958	Intermolecular, Inc.*	4,081,761
200,413	Linear Technology Corp.	7,515,488
462,408	STR Holdings, Inc.*	1,396,472
179,581	Ultratech, Inc.*	6,547,523
619,375	Xilinx, Inc.	25,177,594

		59,801,784

Software* – 2.8%
354,675	MICROS Systems, Inc.	14,967,285
226,030	NetSuite, Inc.	19,800,228
46,149	Tableau Software, Inc. Class A	2,358,214

		37,125,727

Specialty Retail – 5.4%
235,096	Dick’s Sporting Goods, Inc.	12,304,925
284,478	PetSmart, Inc.	19,202,265
208,006	Restoration Hardware Holdings, Inc.*	11,621,295
252,637	Rue21, Inc.*	10,608,228
275,098	Tile Shop Holdings, Inc.*	7,042,509
67,798	Ulta Salon, Cosmetics & Fragrance, Inc.*	6,153,346
148,973	Urban Outfitters, Inc.*	6,246,438

		73,179,006

Textiles, Apparel & Luxury Goods – 8.1%
258,219	Carter’s, Inc.	18,609,843
372,497	Deckers Outdoor Corp.*	19,995,639
843,944	Fifth & Pacific Co., Inc.*	18,136,357
93,226	Lululemon Athletica, Inc.*	7,253,915
277,184	PVH Corp.	31,928,825
209,683	Under Armour, Inc. Class A*	13,000,346

		108,924,925

Wireless Telecommunication Services* – 3.4%
604,895	SBA Communications Corp. Class A	45,530,447

TOTAL COMMON STOCKS		$1,325,704,833

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.7%
Repurchase Agreement – 3.7%
Joint Repurchase Agreement Account II
$49,600,000	0.096%	06/03/13	$ 49,600,000

TOTAL INVESTMENTS – 102.3%			$1,375,304,833

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%			(30,790,137)

NET ASSETS – 100.0%			$1,344,514,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,065,557,370

Gross unrealized gain	337,742,618
Gross unrealized loss	(27,995,155)

Net unrealized security gain	$309,747,463

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Aerospace & Defense – 5.6%
89,339	Honeywell International, Inc.	$ 7,009,538
17,157	Precision Castparts Corp.	3,670,225
49,149	The Boeing Co.	4,866,734
27,545	United Technologies Corp.	2,614,021

		18,160,518

Air Freight & Logistics – 1.7%
56,708	FedEx Corp.	5,463,249

Beverages – 4.4%
36,090	Diageo PLC ADR	4,268,003
68,008	PepsiCo., Inc.	5,493,006
116,337	The Coca-Cola Co.	4,652,317

		14,413,326

Biotechnology – 5.0%
37,823	Amgen, Inc.	3,802,346
21,853	Celgene Corp.*	2,702,124
87,940	Gilead Sciences, Inc.*	4,790,971
9,443	Regeneron Pharmaceuticals, Inc.*	2,283,978
32,990	Vertex Pharmaceuticals, Inc.*	2,649,427

		16,228,846

Capital Markets – 1.9%
67,217	Northern Trust Corp.	3,908,668
31,222	T. Rowe Price Group, Inc.	2,368,501

		6,277,169

Chemicals – 2.8%
29,261	Ecolab, Inc.	2,471,677
59,219	Praxair, Inc.	6,770,508

		9,242,185

Communications Equipment – 4.1%
211,987	QUALCOMM, Inc.	13,456,935

Computers & Peripherals – 7.0%
50,703	Apple, Inc.	22,800,125

Consumer Finance – 2.5%
107,325	American Express Co.	8,125,576

Diversified Financial Services* – 1.5%
29,255	IntercontinentalExchange, Inc.	5,008,749

Electrical Equipment – 0.7%
25,281	Rockwell Automation, Inc.	2,225,234

Electronic Equipment, Instruments & Components – 1.3%
55,024	Amphenol Corp. Class A	4,286,370

Energy Equipment & Services – 4.0%
68,304	Halliburton Co.	2,858,522
141,995	Schlumberger Ltd.	10,369,895

		13,228,417

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 2.8%
82,806	Costco Wholesale Corp.	$ 9,081,334

Health Care Equipment & Supplies – 3.4%
149,535	Abbott Laboratories	5,483,448
34,056	Becton Dickinson & Co.	3,358,603
22,640	C.R. Bard, Inc.	2,333,958

		11,176,009

Hotels, Restaurants & Leisure – 3.1%
8,068	Chipotle Mexican Grill, Inc.*	2,912,548
72,736	Marriott International, Inc. Class A	3,055,639
18,134	McDonald’s Corp.	1,751,201
34,936	Yum! Brands, Inc.	2,366,914

		10,086,302

Household Products – 1.0%
42,446	The Procter & Gamble Co.	3,258,155

Industrial Conglomerates – 1.4%
76,480	Danaher Corp.	4,727,994

Internet & Catalog Retail* – 3.6%
29,446	Amazon.com, Inc.	7,921,857
4,934	Priceline.com, Inc.	3,966,591

		11,888,448

Internet Software & Services* – 8.1%
58,213	eBay, Inc.	3,149,323
37,991	Equinix, Inc.	7,698,496
56,378	Facebook, Inc. Class A	1,372,804
16,513	Google, Inc. Class A	14,373,081

		26,593,704

IT Services – 1.8%
10,232	MasterCard, Inc. Class A	5,834,798

Life Sciences Tools & Services – 1.6%
117,321	Agilent Technologies, Inc.	5,332,239

Machinery – 1.0%
28,486	Cummins, Inc.	3,407,780

Media – 2.4%
30,630	Discovery Communications, Inc. Class A*	2,415,482
83,449	Viacom, Inc. Class B	5,498,454

		7,913,936

Multiline Retail* – 1.7%
105,002	Dollar General Corp.	5,544,106

Oil, Gas & Consumable Fuels – 1.8%
37,138	Anadarko Petroleum Corp.	3,248,461
18,126	Pioneer Natural Resources Co.	2,513,713

		5,762,174

Personal Products – 0.9%
44,444	The Estee Lauder Cos., Inc. Class A	3,012,414

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 2.5%
36,288	Roche Holding AG ADR	$ 2,260,437
112,963	Sanofi ADR	5,997,206

		8,257,643

Real Estate Investment Trusts – 3.5%
146,161	American Tower Corp.	11,377,172

Real Estate Management & Development* – 1.7%
234,685	CBRE Group, Inc. Class A	5,439,998

Semiconductors & Semiconductor Equipment – 2.3%
182,467	Xilinx, Inc.	7,417,284

Software – 4.0%
140,904	Activision Blizzard, Inc.	2,033,244
186,617	Oracle Corp.	6,300,190
110,536	Salesforce.com, Inc.*	4,678,989

		13,012,423

Specialty Retail – 1.2%
75,103	L Brands, Inc.	3,755,901

Textiles, Apparel & Luxury Goods – 4.8%
24,393	Lululemon Athletica, Inc.*	1,898,019
139,036	NIKE, Inc. Class B	8,572,960
44,458	PVH Corp.	5,121,117

		15,592,096

Tobacco – 1.1%
39,879	Philip Morris International, Inc.	3,625,400

Wireless Telecommunication Services* – 1.6%
75,375	Crown Castle International Corp.	5,370,469

TOTAL COMMON STOCKS		$326,384,478

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
Joint Repurchase Agreement Account II
$1,900,000	0.096%	06/03/13	$ 1,900,000

TOTAL INVESTMENTS – 100.4%			$328,284,478

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,145,223)

NET ASSETS – 100.0%			$327,139,255

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$254,879,685

Gross unrealized gain	77,710,563
Gross unrealized loss	(4,305,770)

Net unrealized security gain	$73,404,793

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Communications Equipment – 9.3%
459,793	Calix, Inc.*	$ 4,818,631
416,214	Juniper Networks, Inc.*	7,379,474
349,479	QUALCOMM, Inc.	22,184,927

		34,383,032

Computers & Peripherals – 13.5%
93,722	Apple, Inc.	42,144,909
318,193	EMC Corp.*	7,878,459

		50,023,368

Diversified Consumer Services* – 2.2%
141,846	Coinstar, Inc.	8,261,111

Diversified Financial Services* – 3.2%
68,226	IntercontinentalExchange, Inc.	11,680,973

Diversified Telecommunication Services* – 2.3%
295,714	TW telecom, Inc.	8,436,720

Electronic Equipment, Instruments & Components – 4.4%
135,034	Amphenol Corp. Class A	10,519,149
370,813	RealD, Inc.*	5,595,568

		16,114,717

Internet & Catalog Retail* – 6.7%
54,182	Amazon.com, Inc.	14,576,583
12,559	Priceline.com, Inc.	10,096,557

		24,673,140

Internet Software & Services* – 22.3%
139,684	eBay, Inc.	7,556,905
59,548	Equinix, Inc.	12,066,807
255,736	ExactTarget, Inc.	5,884,485
257,183	Facebook, Inc. Class A	6,262,406
23,732	Google, Inc. Class A	20,656,570
248,832	Internap Network Services Corp.	1,985,679
623,185	Pandora Media, Inc.	10,606,609
334,023	Rackspace Hosting, Inc.	12,535,883
171,315	Yandex NV Class A	4,652,915

		82,208,259

IT Services* – 4.9%
86,899	Cognizant Technology Solutions Corp. Class A	5,618,020
459,421	InterXion Holding NV	12,611,107

		18,229,127

Real Estate Investment Trusts – 3.0%
140,049	American Tower Corp.	10,901,414

Semiconductors & Semiconductor Equipment – 7.6%
197,639	Altera Corp.	6,559,638
117,826	Hittite Microwave Corp.*	6,395,595
222,488	Intermolecular, Inc.*	1,900,048
320,753	Xilinx, Inc.	13,038,610

		27,893,891

Shares	Description	Value
Common Stocks – (continued)
Software – 14.1%
472,965	Activision Blizzard, Inc.	$ 6,824,885
204,812	MICROS Systems, Inc.*	8,643,066
112,855	NetSuite, Inc.*	9,886,098
409,294	Oracle Corp.	13,817,766
277,546	Salesforce.com, Inc.*	11,748,522
25,816	Tableau Software, Inc. Class A*	1,319,198

		52,239,535

Wireless Telecommunication Services* – 3.9%
191,511	SBA Communications Corp. Class A	14,415,033

TOTAL COMMON STOCKS		$359,460,320

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.7%
Repurchase Agreement – 3.7%
Joint Repurchase Agreement Account II
$13,600,000	0.096%	06/03/13	$ 13,600,000

TOTAL INVESTMENTS – 101.1%			$373,060,320

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(3,966,461)

NET ASSETS – 100.0%			$369,093,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$302,014,841

Gross unrealized gain	80,977,241
Gross unrealized loss	(9,931,762)

Net unrealized security gain	$71,045,479

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 3.4%
3,961	The Boeing Co.	$ 392,218

Air Freight & Logistics – 1.4%
1,717	FedEx Corp.	165,416

Beverages – 2.9%
1,121	Anheuser-Busch InBev NV ADR	103,042
1,072	Monster Beverage Corp.*	58,520
2,132	PepsiCo., Inc.	172,202

		333,764

Biotechnology* – 2.6%
561	Celgene Corp.	69,368
2,125	Gilead Sciences, Inc.	115,770
1,437	Vertex Pharmaceuticals, Inc.	115,405

		300,543

Chemicals – 1.3%
1,333	Praxair, Inc.	152,402

Commercial Banks – 1.6%
5,846	SunTrust Banks, Inc.	187,598

Commercial Services & Supplies – 1.1%
2,880	Waste Management, Inc.	120,758

Communications Equipment – 1.9%
3,449	QUALCOMM, Inc.	218,943

Computers & Peripherals – 5.2%
922	Apple, Inc.	414,605
7,615	EMC Corp.*	188,547

		603,152

Consumer Finance – 2.4%
2,814	American Express Co.	213,048
2,681	SLM Corp.	63,647

		276,695

Diversified Financial Services – 6.3%
17,517	Bank of America Corp.	239,282
2,214	Citigroup, Inc.	115,106
6,826	JPMorgan Chase & Co.	372,631

		727,019

Diversified Telecommunication Services – 1.1%
3,705	AT&T, Inc.	129,638

Electric Utilities – 1.7%
2,491	Exelon Corp.	78,068
3,916	PPL Corp.	116,305

		194,373

Energy Equipment & Services – 3.1%
4,388	Halliburton Co.	183,638
2,425	Schlumberger Ltd.	177,098

		360,736

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 3.0%
2,096	Costco Wholesale Corp.	$ 229,868
2,427	Walgreen Co.	115,914

		345,782

Food Products – 0.7%
2,725	Mondelez International, Inc. Class A	80,279

Health Care Equipment & Supplies – 1.6%
5,067	Abbott Laboratories	185,807

Health Care Providers & Services – 1.7%
1,108	Aetna, Inc.	66,901
2,061	UnitedHealth Group, Inc.	129,081

		195,982

Hotels, Restaurants & Leisure – 2.0%
163	Chipotle Mexican Grill, Inc.*	58,843
1,711	Marriott International, Inc. Class A	71,879
1,413	Yum! Brands, Inc.	95,731

		226,453

Household Durables* – 0.7%
2,423	Toll Brothers, Inc.	82,794

Household Products – 2.6%
3,875	The Procter & Gamble Co.	297,445

Industrial Conglomerates – 4.1%
20,280	General Electric Co.	472,930

Insurance – 6.2%
3,623	American International Group, Inc.*	161,079
881	Everest Re Group Ltd.	114,186
2,813	Prudential Financial, Inc.	194,013
3,771	The Hartford Financial Services Group, Inc.	115,506
1,592	The Travelers Cos., Inc.	133,282

		718,066

Internet & Catalog Retail* – 2.7%
747	Amazon.com, Inc.	200,965
135	Priceline.com, Inc.	108,531

		309,496

Internet Software & Services* – 3.3%
487	Equinix, Inc.	98,686
329	Google, Inc. Class A	286,365

		385,051

IT Services – 1.3%
269	MasterCard, Inc. Class A	153,397

Media – 0.8%
1,397	Viacom, Inc. Class B	92,048

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – 1.1%
2,929	PG&E Corp.	$ 131,541

Multiline Retail* – 1.1%
2,469	Dollar General Corp.	130,363

Oil, Gas & Consumable Fuels – 6.7%
5,057	Devon Energy Corp.	287,491
3,764	Exxon Mobil Corp.	340,529
3,896	Southwestern Energy Co.*	146,840

		774,860

Personal Products – 0.5%
854	The Estee Lauder Cos., Inc. Class A	57,884

Pharmaceuticals – 4.7%
2,375	Johnson & Johnson	199,927
4,911	Merck & Co., Inc.	229,344
4,068	Pfizer, Inc.	110,772

		540,043

Real Estate Investment Trusts – 1.7%
2,561	American Tower Corp.	199,348

Real Estate Management & Development* – 1.1%
5,695	CBRE Group, Inc. Class A	132,010

Semiconductors & Semiconductor Equipment – 3.0%
3,469	Altera Corp.	115,136
1,808	Lam Research Corp.*	84,578
3,677	Xilinx, Inc.	149,470

		349,184

Software – 2.1%
6,160	Activision Blizzard, Inc.	88,889
1,749	Adobe Systems, Inc.*	75,049
1,975	Salesforce.com, Inc.*	83,602

		247,540

Specialty Retail – 3.3%
1,701	Bed Bath & Beyond, Inc.*	116,093
2,887	L Brands, Inc.	144,379
3,008	Lowe’s Cos., Inc.	126,667

		387,139

Textiles, Apparel & Luxury Goods – 3.3%
4,679	NIKE, Inc. Class B	288,507
782	PVH Corp.	90,079

		378,586

Wireless Telecommunication Services* – 2.3%
3,572	SBA Communications Corp. Class A	268,864

TOTAL COMMON STOCKS		$11,306,147

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$200,000	0.096%	06/03/13	$ 200,000

TOTAL INVESTMENTS – 99.3%			$11,506,147

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			83,840

NET ASSETS – 100.0%			$11,589,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,103,149

Gross unrealized gain	2,525,801
Gross unrealized loss	(122,803)

Net unrealized security gain	$2,402,998

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2013:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$852,490,254	$—	$—
Short-term Investments	—	9,700,000	—
Total	$852,490,254	$9,700,000	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$154,602,217	$—	$—
Short-term Investments	—	2,700,000	—
Total	$154,602,217	$2,700,000	$—

FLEXIBLE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$11,677,347	$—	$—
Short-term Investments	—	200,000	—
Total	$11,677,347	$200,000	$—

FOCUSED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$11,968,815	$—	$—
Short-term Investments	—	200,000	—
Total	$11,968,815	$200,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$4,562,578,587	$—	$—
Short-term Investments	—	133,300,000	—

Total	$4,562,578,587	$133,300,000	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,322,091,266	$3,613,567	$—
Short-term Investments	—	49,600,000	—
Total	$1,322,091,266	$53,213,567	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$326,384,478	$—	$—
Short-term Investments	—	1,900,000	—
Total	$326,384,478	$1,900,000	$—

TECHNOLOGY TOLLKEEPER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$359,460,320	$—	$—
Short-term Investments	—	13,600,000	—
Total	$359,460,320	$13,600,000	$—

U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$11,306,147	$—	$—
Short-term Investments	—	200,000	—
Total	$11,306,147	$200,000	$—

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 3, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$9,700,000	$9,700,078	$9,927,090
Concentrated Growth	2,700,000	2,700,022	2,763,211
Flexible Cap Growth	200,000	200,002	204,682
Focused Cap Growth	200,000	200,002	204,682
Growth Opportunities	133,300,000	133,301,066	136,420,728
Small/Mid Cap Growth	49,600,000	49,600,397	50,761,201
Strategic Growth	1,900,000	1,900,015	1,944,482
Technology Tollkeeper	13,600,000	13,600,109	13,918,394
U.S. Equity	200,000	200,002	204,682

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At May 31, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest Rate	Capital Growth	Concentrated Growth	Flexible Cap Growth	Focused Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper	U.S. Equity
BNP Paribas Securities Co.	0.090%	$3,333,219	$927,803	$68,727	$68,727	$45,805,994	$17,044,092	$652,898	$4,673,381	$68,727
Credit Suisse Securities LLC	0.060	114,373	31,836	2,358	2,358	1,571,749	584,837	22,403	160,358	2,358
Deutsche Bank Securities, Inc.	0.100	2,943,969	819,455	60,700	60,700	40,456,809	15,053,696	576,654	4,127,626	60,700
TD Securities (USA) LLC	0.080	953,111	265,299	19,652	19,652	13,097,905	4,873,639	186,692	1,336,320	19,652
Wells Fargo Securities LLC	0.100	1,805,192	502,476	37,220	37,220	24,807,432	9,230,672	353,594	2,530,991	37,220
Wells Fargo Securities LLC	0.140	550,136	153,131	11,343	11,343	7,560,111	2,813,064	107,759	771,324	11,343
TOTAL		$9,700,000	$2,700,000	$200,000	$200,000	$133,300,000	$49,600,000	$1,900,000	$13,600,000	$200,000

At May 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500% to 6.500%	09/01/20 to 05/01/43
Federal National Mortgage Association	2.000 to 5.500	11/01/20 to 06/01/43
Government National Mortgage Association	3.000 to 6.500	05/20/28 to 05/20/43
U.S. Treasury Note	1.000	06/30/19

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional funds, including but not limited to: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity securities of high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Tollkeeper” companies). Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund is subject to risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. Thus, the Technology Tollkeeper Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 30, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 30, 2013

*	Print the name and title of each signing officer under his or her signature.